Net loss per share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and nine months ended September 30, 2025 and 2024, we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Note 11 and 13).

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Numerator
Net loss - basic	$(87,675)	$(12,977)	$(157,279)	$(11,351)
Net loss - diluted	$(87,675)	$(12,977)	$(157,279)	$(11,351)

Denominator
Weighted average shares – basic	57,626,623	60,748,810	58,910,378	61,023,855
Weighted average shares – diluted	57,626,623	60,748,810	58,910,378	61,023,855

Net loss per share
Basic	$(1.52)	$(0.21)	$(2.67)	$(0.19)
Diluted	$(1.52)	$(0.21)	$(2.67)	$(0.19)